Capital Stock (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012 M
Capital Stock 1	4,800,000
Capital Stock 2	2,400,000
Capital Stock 3	$ 3,200,000
Capital Stock 4	0.74
Capital Stock 5	36
Capital Stock 6	2,024,000
Capital Stock 7	2,582,536
Capital Stock 8	1,291,268
Capital Stock 9	1,700,000
Capital Stock 10	2,238,806
Capital Stock 11	1,119,403
Capital Stock 12	1,500,000
Capital Stock 13	121,000
Capital Stock 14	7.00%
Capital Stock 15	28,000
Capital Stock 16	180,778
Capital Stock 17	7.00%
Capital Stock 18	105,000
Capital Stock 19	7.00%
Capital Stock 20	156,716
Capital Stock 21	7.00%
Capital Stock 22	0.74
Capital Stock 23	36
Capital Stock 24	114,000
Capital Stock 25	50,000
Capital Stock 26	775,000
Capital Stock 27	50,000
Capital Stock 28	775,000
Capital Stock 29	0
Capital Stock 30	0
Capital Stock 31	28,000
Capital Stock 32	318,000
Capital Stock 33	28,000
Capital Stock 34	318,000
Capital Stock 35	219,313
Capital Stock 36	299,406
Capital Stock 37	219,313
Capital Stock 38	299,406
Capital Stock 39	0
Capital Stock 40	104,000
Capital Stock 41	142,000
Capital Stock 42	104,000
Capital Stock 43	142,000
Capital Stock 44	1,205,668
Capital Stock 45	491,382
Capital Stock 46	491,382
Capital Stock 47	0
Capital Stock 48	233,000
Capital Stock 49	233,000
Capital Stock 50	714,286
Capital Stock 51	234,698
Capital Stock 52	0
Capital Stock 53	4,366,904
Capital Stock 54	2,902,618
Capital Stock 55	2,902,618
Capital Stock 56	0
Capital Stock 57	1,458,000
Capital Stock 58	1,458,000
Capital Stock 59	1,464,286
Capital Stock 60	515,391
Capital Stock 61	$ 0